5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

February 27, 2008

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Depositor" or "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act
         No. 811-07661) ("Registrant" or "Separate Account")
         Ameritas No-Load Variable Annuity (1933 Act No. 333-120972) Post-Effective Amendment No. 4 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2008.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-120972, filed in Post-Effective Amendment No. 3, submitted on August 17, 2007.

     (b) The primary purposes of this Amendment are (1) to add new variable investment options and (2) to add a cross-reference to underlying portfolio prospectuses for information on restrictions and potential risks regarding mixed and shared funding.

Revisions related to (1) the new investment options and (2) the cross-reference to portfolio prospectuses are located on the following pages of the prospectus:

(1)(a) Page 1. The underlying portfolio list is updated to include all subaccounts that will be offered. A footnote is added stating that short cites are used on this chart and the full names of the portfolios can be found in the Investment Options section.

(1)(b) Pages 5-7. Although we have not yet received portfolio expense information from the funds, the full expense chart is updated to list all subaccounts and indicate by a new footnote that the names used on this chart are short cites. Numbers on the full expense chart will be provided by a subsequent amendment to be submitted under Rule 485(b).

(1)(c) Pages 11-12. The underlying portfolio objectives chart is revised to conform to Form N-4 requirements and to list additions planned for May 1, 2008.

(1)(d) Appendix A. Fund and portfolio names were updated, including new investment options for May 1, 2008. Accumulation unit value data was updated for subaccounts available on December 31, 2007.

(2) Pages 10-11. The Separate Account Variable Investment Options section disclosure is updated to cross-reference the portfolio prospectuses for information regarding restrictions and potential risks related to investment in the subaccounts, as well as information and risks regarding mixed and shared funding for portfolios that may be offered through variable life insurance products, other individual variable annuities, and qualified pension and retirement plans.

In addition to changes related to the additional investment options and cross-reference to portfolio prospectuses, we made the following other revisions to the prospectus and Statement of Additional Information ("SAI") as part of our annual update:

1. Page 1. May 1, 2008 is added as the proposed effective date for the prospectus (top of page) and SAI (last paragraph).

2. Pages 2 and Last Page. Contact information is revised to include a facsimile number for transfers.

3.   Page 2. The Table of Contents is revised to show new headings.

4. Page 5. State premium tax information is shown only in the expense chart with other expenses, in conformance with comments received during review of similar products.

5. Pages 5 and 7. The portfolio expense minimum-maximum chart is updated for date references. After we receive expense information from the fund companies, minimum and maximum expenses, as well as examples, will be provided by a subsequent amendment to be submitted under Rule 485(b).

6. Page 8. The Financial Information section is reformatted in conformance with Form N-4.

7. Page 12. Disclosure is added that an affiliate is the underwriter for certain portfolios. (Current disclosure already identifies certain funds and their advisers as affiliates.)

8. Page 16. Disclosure is added to the model asset allocation text stating that some fund companies are affiliated with the Depositor. (This information is also disclosed following the portfolio objectives chart.)

9. Page 18. The "Right to Examine" Period Allocations section was clarified to include a reference to Policies issued as IRAs.

10. Page 29. The Guaranteed Lifetime Withdrawal Benefit section is clarified regarding distributions after the death of the last covered person.

11. Pages 31-32 and Appendix B. The Federal Income Tax Matters section and the appendix on Qualified Disclosures are updated.

12.  Last Page: A section on IMSA membership is added.

13. Last Page. The effective date and the Table of Contents of the SAI are updated.

14. SAI page 1. Revised for the May 1, 2008 effective date of both the SAI and prospectus.

15.  SAI Pages 1 and 4. "Model" added to the asset allocation section title.

16. SAI page 1. Financial information dates are updated. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b), therefore auditor information is not included in this submission.

17. SAI page 1. Reference to the NASD is replaced with "Financial Industry Regulatory Authority (FINRA)."

18.  SAI page 2. Distribution expenses are updated.

19.  SAI page 3. The SEC telephone number is corrected.

20. SAI page 5. Disclosure is added that an affiliate serves as the distributor to certain funds. Discussion of the affiliate's former advisory role is deleted, as the affiliate no longer serves in an advisory capacity to any of the funds.

21. SAI page 5. Licensing agreement section is deleted, as not applicable to this product.

22. Revisions to clarify text (plain English) and other technical corrections were made on pages 1, 4, 5, 10, 13, 14, 15, 16, 21, 23, 33, and SAI pages 4 and 5. Minor typographical corrections are not marked.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure